Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Schedule of Other Current Assets [Table Text Block]

	June 30, 2020	December 31, 2019
Prepaid consulting fees	$57	$9
Prepaid legal fees	50	—
Prepaid Nasdaq fees	22	—
Prepaid marketing expenses	40	6
Prepaid other expenses	18	8
Total prepaid expenses and other current assets	$187	$23

(In thousands $)	December 31, 2019	December 31, 2018
Prepaid expenses and other	$17	$4
Prepaid investor relations	6	6
Total prepaid expenses	$23	$10